DIVESTITURES	12 Months Ended
Dec. 31, 2012
DIVESTITURES
DIVESTITURES

NOTE 3—DIVESTITURES

        During the year ended 2010, the Company completed its divestitures of China Packet Data Services Node ("PDSN") Assets, EMEA operations, IP Messaging and US PDSN Assets, and the Remote Access Server Product Line. During the year ended 2012, the Company completed its divestiture of the IPTV equipment business.

China PDSN Assets

        In the third quarter of 2010, the Company completed a sale of its China PDSN assets. The divested assets were part of the Multimedia Communications segment. After the close of the transactions, the Company remained the primary obligor for certain sales contracts that were in place prior to the close of the transaction. The Company allocated proceeds to each component of the sales agreement based on relative fair values and recorded a gain of $1.6 million upon closing of the transaction in September 2010. The Company determined that the sale of this product line did not meet the criteria for presentation as a discontinued operation because of the Company's continuing involvement. In the third quarter of 2011, the Company entered into a three-party assignment agreement to transfer and release substantially all of the remaining obligations in connection with the sale of China PDSN assets. The Company recognized a gain on divestiture of approximately $4.3 million in year 2011. The Company reassessed and concluded that the three-party assignment agreement was executed beyond the one year reassessment period after its completion of disposal, and there was no triggering event requiring an extension of the reassessment period beyond one year. Therefore, presentation of discontinued operations is not required. In 2012, the Company recognized a gain of $0.8 million as it successfully assigned all the remaining obligations associated with the China PDSN assets and released the related deferred gain at December 31, 2012, the Company had no remaining China PDSN deferred gain.

EMEA Operations

        In September 2010, the Company entered into an agreement to transfer its EMEA, or Europe, Middle East and Africa, operations for no consideration. In 2010, the Company recognized expenses of approximately $0.9 million as a divestiture loss for its obligations primarily arising out of local statutory requirements such as severance fund for transferred employees and other miscellaneous operational costs. The Company had paid approximately $0.7 million to the buyer in 2010 and $1.0 million remains in the accrual balance.

        On May 20, 2011, the Company received a Summary Summons from the High Court of Ireland filed by the buyer, which alleged that the Company owed the buyer certain amounts under the original transfer agreement. On Sep 17 2012, the High Court of Ireland accepted the Notice of Discontinuance submitted by the buyer and with the payment of approximately $0.6 million paid by the Company to the buyer, which was recorded as offset to the remaining $1.0 million accrued balance and resulted in an additional gain on the divestiture in 2012, the matter was officially closed. The Company determined that the sale of its EMEA operations did not meet the criteria for presentation as a discontinued operation because EMEA did not meet the definition of a component of an entity and the Company has continued involvement with its EMEA operations.

IP Messaging and US PDSN Assets

        In June 2010, the Company completed a sale of its IP Messaging and US PDSN Assets as part of its strategy to focus on core IP-based product offerings. The divested assets were located in North America, Caribbean, and Latin America regions and were part of the Multimedia Communications segment. Consideration for the approximately $1.7 million of net liabilities transferred included approximately $0.4 million cash proceeds plus potential additional contingent consideration of up to $1.6 million based on future cash collection of transferred receivables. A gain of $2.1 million, net of taxes, was recognized in June 2010 as a reduction to operating expenses. In the third and fourth quarter of 2010, the Company received $0.9 million of contingent consideration and recognized an additional gain on the divestiture. In the first and fourth quarters of 2011, the Company received $0.2 million of contingent consideration which it recognized as additional gain on the divestiture, in the second quarter of 2012, the Company received $0.1 million of contingent consideration which it recognized as additional gain on the divestiture. The Company determined that the sale of these product lines did not meet the criteria for presentation as a discontinued operation as these product lines did not meet the definition of a component of an entity.

Sale of Remote Access Server product line

        In January 2010, the Company completed a sale of certain assets and liabilities related to its Remote Access Server, or RAS, product line and received total consideration of approximately $1.5 million. The primary RAS product was the Total Control 1000 Transaction Gateway, which offers the market a proven processing platform for carrier-class transaction network service providers and enterprises for dial-up connectivity. In the first quarter of 2010, the Company transferred net liabilities of approximately $0.3 million in connection with this transaction and recorded a net gain of $1.8 million as a reduction of operating expenses. The Company did not have any activity associated with this divestiture in 2011 and 2012. The Company determined that the divestiture of the RAS product line did not meet the criteria for presentation as a discontinued operation as the RAS product line did not meet the definition of component of an entity.

IPTV operations

        On August 31, 2012, the Company completed a sale of its IPTV business to an entity founded by a former employee, who was our former CEO, and paid a total consideration of approximately $30.0 million related to the net liabilities transferred. In connection with the transaction, the Company transferred approximately $41.4 million in current assets, $1.2 million in property, plant and equipment and other long term assets and $74.1 million in liabilities, and as a result, the Company recorded a net loss of $17.5 million during 2012 related to the transaction, which primarily consists of the $1.5 million gain on the net release of liabilities, offset by $13.4 million of severance-related amounts either paid to the buyer or accrued for payments to terminated IPTV employees, write-off of $3.8 million of prepaid VAT no longer recoverable due to the disposition, and $1.7 million of transaction costs. As of December 31, 2012, the remaining unpaid balance related to the divestiture was approximately $0.6 million, which was paid in April of 2013. Due to the delay of customer contract assignments, the Company is still the primary obligor for most of the contracts as they were not legally assigned to the buyer. Therefore, the Company was not able to derecognize the related liabilities of those un-assigned contracts. Since all of the economic risks and benefits of the un-assigned contracts had been transferred to the buyer of the IPTV business, the company has recorded a portion of the payment ($22.7 million) made to the buyer at the time of the divestiture as the deferred cost to offset the remaining liabilities (deferred revenue and customer advances) related to those un-assigned contracts. Although the deferred costs and related deferred revenue and customer advances have not been transferred to the buyer at the time of sale, those costs, and this $22.7 million, have been included in the calculation of the loss on divestiture discussed above. As of December 31, 2012, the Company had liabilities and deferred service costs of $47.3 million related to those un-assigned contracts. The Company will continue to recognize revenue for those unassigned contracts when they meet the revenue recognition criteria. As the same time, the Company will recognize an equal amount of deferred costs associated with those contracts. Therefore, there will be no gross margin impact from the future revenue recognition of these unassigned contracts. During the post divestiture period in 2012, the Company recorded $2.2 million in revenues and related costs in the statements of operations relating to these unassigned contracts. Moreover, on August 31, 2012, UTStarcom Hong Kong Holdings Ltd., previously a subsidiary prior to its disposal to the buyer as part of the sale of the IPTV business, issued a convertible bond (the "Convertible Bond") to UTStarcom Hong Kong Ltd., a subsidiary of the Company, in the principal amount of $20.0 million, which said principal amount was paid by the Company in cash. According to the terms of the Convertible Bond, the Convertible Bond bears interest at 6.5% per annum and will be mature on August 31, 2017 (the Maturity Date). On or prior to the Maturity Date, upon UTStarcom Hong Kong Holdings Ltd achieving breakeven on its statement of operations(the "P&L run-rate breakeven"), $5.0 million of principal of the Convertible Bond will be converted into 8% of the outstanding shares of UTStarcom Hong Kong Holding Ltd. At the Maturity Date, the Company may convert the outstanding principle amount of the Convertible Bond and all accrued and unpaid interest into fully paid and nonassessable ordinary shares of UTStarcom Hong Kong Holding Ltd. equal to 25% (if 8% of shares specified above have been issued) or 33% of the outstanding shares of UTStarcom Hong Kong Holding Ltd or may elect repayment in cash. During the years ended December 31, 2012, 2011 and 2010, the IPTV business accounted for $29.5 million, $141.4 million and $152.6 million, respectively of the Company's revenues. The Company determined that the divestiture of IPTV business did not meet the criteria for presentation as a discontinued operation due to the significant continuing involvement of the Company in the IPTV operations. The Convertible Bond has been classified as available-for-sale securities subject to fair value accounting. See Note 6—Cash, Cash Equivalents and Investments.